Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 10, 2025 shares	Apr. 30, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2022 shares
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares						$ 16.33		$ 15.64	$ 17.50
Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						2,503,002		3,285,141	3,128,416	2,699,157
Number of other equity instruments granted in share-based payment arrangement				1,459,731	1,486,252	1,296,137	1,296,137
Number of other equity instruments exercised or vested in share-based payment arrangement	36,738			631,994	476,552	761,544	761,544
Restricted Stock1 [Member] | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €				€ 7.8	€ 8.2		€ 23.5
January 1, 2019 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0				152,695
Number of other equity instruments granted in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						152,695	152,695
January 1, 2020 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)									0	598,173
Number of other equity instruments granted in share-based payment arrangement					0
Number of other equity instruments exercised or vested in share-based payment arrangement			222,780			414,859	414,859
Reclassification of awards for settlement of tax liabilities			192,079
January 1, 2022 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements						$ 11.4	€ 10.8
Number of equity instruments outstanding in share-based payment arrangement (in shares)						730,594		0	704,983	894,750
Number of other equity instruments granted in share-based payment arrangement				0	0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement		349,823		555,994	0	0	0
Reclassification of awards for settlement of tax liabilities		282,171
January 1, 2023 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						1,003,808		777,155	922,250	0
Number of other equity instruments granted in share-based payment arrangement				0	0	1,209,137	1,209,137
Number of other equity instruments exercised or vested in share-based payment arrangement				0	0	0	0
Other | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						163,000		589,991	441,991	176,000
Number of other equity instruments granted in share-based payment arrangement				259,000	292,991	87,000	87,000
Number of other equity instruments exercised or vested in share-based payment arrangement				76,000	0	0	0
January 1, 2018 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0				193,990
Number of other equity instruments granted in share-based payment arrangement						0	0
Number of other equity instruments exercised or vested in share-based payment arrangement						193,990	193,990